The tables below show the financial assets and liabilities of the Group segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date: (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and balances with banks	R$ 122,521,755	R$ 108,601,632
Financial assets at fair value through profit or loss	301,899,028	336,560,965
Financial assets at fair value through other comprehensive income	215,588,278	193,516,537
Loans and advances to customers, net of impairment	608,404,633	573,032,622
Loans and advances to banks, net of impairment	122,488,329	83,426,816
Securities, net of provision for losses	211,611,074	178,819,275
Other financial assets	65,705,559	64,411,451
Total financial assets	1,648,218,656	1,538,369,298
- Deposits from banks	281,948,038	279,009,280
Deposits from customers	590,682,206	569,726,250
Debt instruments issued	222,257,328	166,228,542	R$ 144,903,825
Subordinated debt	52,241,332	54,451,077	R$ 53,246,232
Other financial liabilities	92,556,433	86,407,304
Financial liabilities at fair value through profit or loss	13,341,324	14,265,283
Loan Commitments	2,997,091	3,315,190
Financial guarantees	1,768,949	2,066,167
Technical provisions for insurance and pension plans	316,155,117	286,386,634
Total financial liabilities	1,573,947,818	1,461,855,727
Current [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities	1,065,037,848
Non Current [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities	508,909,970
Not later than one month [member] | Current [member]
IfrsStatementLineItems [Line Items]
Cash and balances with banks	122,521,755
Financial assets at fair value through profit or loss	23,944,223
Financial assets at fair value through other comprehensive income	10,571,823
Loans and advances to customers, net of impairment	84,782,848
Loans and advances to banks, net of impairment	101,591,182
Securities, net of provision for losses	4,112,686
Other financial assets	53,829,243
Total financial assets	401,353,760	360,610,269
- Deposits from banks	226,805,329
Deposits from customers	213,569,844
Debt instruments issued	6,206,195
Subordinated debt	3,843,477
Other financial liabilities	60,164,313
Financial liabilities at fair value through profit or loss	408,914
Technical provisions for insurance and pension plans	263,383,077
Total financial liabilities	774,381,149	752,023,798
Later than one month and not later than three months [member] | Current [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	13,939,378
Financial assets at fair value through other comprehensive income	8,742,990
Loans and advances to customers, net of impairment	145,168,580
Loans and advances to banks, net of impairment	13,079,329
Securities, net of provision for losses	4,122,961
Other financial assets	955,955
Total financial assets	186,009,193	181,619,226
- Deposits from banks	29,303,971
Deposits from customers	42,698,802
Debt instruments issued	33,449,945
Subordinated debt	1,511,037
Other financial liabilities	19,316,118
Financial liabilities at fair value through profit or loss	1,361,246
Total financial liabilities	127,641,119	142,003,036
Later than three months and not later than one year [member] | Current [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	17,245,181
Financial assets at fair value through other comprehensive income	16,784,256
Loans and advances to customers, net of impairment	85,067,807
Loans and advances to banks, net of impairment	5,465,465
Securities, net of provision for losses	15,426,657
Other financial assets	341,653
Total financial assets	140,331,019	145,785,472
- Deposits from banks	9,368,638
Deposits from customers	83,393,981
Debt instruments issued	62,005,587
Subordinated debt	1,802,852
Other financial liabilities	3,222,155
Financial liabilities at fair value through profit or loss	3,222,367
Total financial liabilities	163,015,580	102,840,129
Later than one year and not later than five years [member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	153,846,848
Financial assets at fair value through other comprehensive income	128,752,446
Loans and advances to customers, net of impairment	219,716,772
Loans and advances to banks, net of impairment	2,352,353
Securities, net of provision for losses	109,339,662
Other financial assets	7,018,688
Total financial assets	621,026,769	555,528,931
- Deposits from banks	13,375,864
Deposits from customers	250,695,414
Debt instruments issued	111,238,910
Subordinated debt	2,502,709
Other financial liabilities	8,234,481
Financial liabilities at fair value through profit or loss	5,121,542
Loan Commitments	2,997,091
Financial guarantees	1,768,949
Technical provisions for insurance and pension plans	52,772,040
Total financial liabilities	448,707,000	432,699,909
Later than five years [member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	73,511,811
Financial assets at fair value through other comprehensive income	38,140,594
Loans and advances to customers, net of impairment	73,668,626
Securities, net of provision for losses	78,609,108
Other financial assets	3,560,020
Total financial assets	267,490,159	267,641,015
- Deposits from banks	3,094,236
Deposits from customers	324,165
Debt instruments issued	9,356,691
Subordinated debt	28,458,027
Other financial liabilities	1,619,366
Financial liabilities at fair value through profit or loss	3,227,255
Total financial liabilities	46,079,740	20,830,275
No Stated Maturity [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	19,411,587
Financial assets at fair value through other comprehensive income	12,596,169
Total financial assets	32,007,756	27,184,385
Subordinated debt	14,123,230
Total financial liabilities	R$ 14,123,230	R$ 11,458,580